Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 26,360	$ 23,058	$ 23,058
Less: accumulated depreciation	(16,914)	(15,020)	(11,276)
Property and equipment, net	9,446	8,037	11,782
Office Equipment
Property and equipment, gross	11,324	8,482	8,482
Machinery and Equipment
Property and equipment, gross	7,795	7,336	7,336
Furniture and Fixtures
Property and equipment, gross	$ 7,240	$ 7,240	$ 7,240